LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss:
Net Loss Attributable to Kaixin's Shareholders		$ (40,972)	$ (53,563)	$ (84,706)
Weighted Average Shares Used in Calculating Net Loss Per Share, basic	[1]	1,572,546	381,393	222,408
Weighted Average Shares Used in Calculating Net Loss Per Share, diluted		1,572,546	381,393	222,408
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Loss Per Share, basic	[1]	$ (26.05)	$ (140.44)	$ (380.86)
Loss Per Share, diluted		$ (26.05)	$ (140.44)	$ (380.86)
Dilutive security issued shares		0	0	0
Potential dilutive securities that were not included in the calculation of dilutive loss per share		185	185	185

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023 and a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024. (Note 1)